REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract Balances - Contract liabilities (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Contract with Customer, Liability
Revenue recognized	¥ 512	¥ 503